SENIOR SECURED CONVERTIBLE CREDIT FACILITY (Tables)	6 Months Ended	12 Months Ended
	Dec. 25, 2021	Jun. 26, 2021
Schedule of senior secured convertible credit facility

		December 25,	June 26,
	Tranche	2021	2021
Senior secured convertible notes dated April 23, 2019, issued to accredited investors, which mature on August 17, 2028 and bear interest at LIBOR plus 6.0% per annum.	1A	$21,952	$21,113

Senior secured convertible notes dated May 22, 2019, issued to accredited investors, which mature on August 17, 2028 and bear interest at LIBOR plus 6.0% per annum.	1B	94,545	91,185

Senior secured convertible notes dated July 12, 2019, issued to accredited investors, which mature on August 17, 2028 and bear interest at LIBOR plus 6.0% per annum.	2	30,744	29,580

Senior secured convertible notes dated November 27, 2019, issued to accredited investors, which mature on August 17, 2028 and bear interest at LIBOR plus 6.0% per annum.	3	11,905	11,454

Senior secured convertible notes dated March 27, 2020, issued to accredited investors, which mature on August 17, 2028 and bear interest at LIBOR plus 6.0% per annum.	4	14,003	13,497

Amendment fee converted to senior secured convertible notes dated October 29, 2019, which mature on August 17, 2028 and bear interest at LIBOR plus 6.0% per annum.	-	22,474	21,624

Senior secured convertible notes dated April 24, 2020, issued to accredited investors, which mature on August 17, 2028 and bear interest at LIBOR plus 6.0% per annum.	IA-1	3,143	3,027

Senior secured convertible notes dated September 14, 2020, issued to accredited investors, which mature on August 17, 2028 and bear interest at LIBOR plus 6.0% per annum.	IA-2	6,078	5,848

Restatement fee issued in senior secured convertible notes dated March 27, 2020, which mature on August 17, 2028 and bear interest at LIBOR plus 6.0% per annum.	-	9,488	9,105

Second restatement fee issued in senior secured convertible notes dated July 2, 2020, which mature on August 17, 2028 and bear interest at LIBOR plus 6.0% per annum.	-	2,102	2,022

Third restatement advance issued in senior secured convertible notes dated January 11, 2021, which mature on August 17, 2028 and bear interest at LIBOR plus 6.0% per annum.	-	11,820	11,373

Total Drawn on Senior Secured Convertible Credit Facility		228,254	219,828

Less Unamortized Debt Discount		(108,599)	(49,007)

Senior Secured Convertible Credit Facility, Net		$119,655	$170,821

Schedule of reconciliation senior secured convertible credit facilty

	Tranche 1	Tranche 2	Tranche 3	Tranche 4	Incremental Advance - 1	Incremental Advance - 2	3rd Advance	Amendment Fee Notes	Restatement Fee Notes	2nd Restatement Fee Notes	TOTAL
Balance as of June 26, 2021	$97,900	$25,266	$9,716	$2,407	$1,392	$3,195	$4,081	$18,973	$5,866	$2,023	$170,819

Paid-In-Kind Interest Capitalized	4,363	1,199	464	522	117	226	439	876	394	121	8,721
Net Effect on Debt from Extinguishment	730	1,036	464	(6,023)	(1,634)	(1,529)	(3,386)	176	(2,244)	-	(12,410)
Equity Component Debt - New and Amended	(25,909)	(6,957)	(2,694)	3,710	218	(1,684)	(805)	(5,086)	(2,181)	-	(41,388)
Net Effect on Debt from Derivative	(5,665)	(1,495)	(579)	(681)	(153)	(296)	(575)	(1,093)	(461)	(102)	(11,100)
Cash Paid for Debt Issuance Costs	(1,332)	(351)	(136)	(160)	(36)	(69)	(135)	(257)	(108)	(24)	(2,608)
Amortization of Debt Discounts	3,461	776	307	685	193	344	745	648	460	2	7,621

Balance as of December 25, 2021	$73,548	$19,474	$7,542	$460	$97	$187	$364	$14,237	$1,726	$2,020	$119,655

Medmen Enterprises Inc. [Member]
Schedule of senior secured convertible credit facility

	Tranche	2021	2020

Senior secured convertible notes dated April 23, 2019, issued to accredited investors, which mature on April 23, 2022 and bear interest at LIBOR plus 6.0% per annum.	1A	$21,112,530	$21,660,583

Senior secured convertible notes dated May 22, 2019, issued to accredited investors, which mature on April 23, 2022 and bear interest at LIBOR plus 6.0% per annum.	1B	91,185,378	86,053,316

Senior secured convertible notes dated July 12, 2019, issued to accredited investors, which mature on April 23, 2022 and bear interest at LIBOR plus 6.0% per annum.	2	29,580,445	26,570,948

Senior secured convertible notes dated November 27, 2019, issued to accredited investors, which mature on April 23, 2022 and bear interest at LIBOR plus 6.0% per annum.	3	11,454,144	10,288,815

Senior secured convertible notes dated March 27, 2020, issued to accredited investors, which mature on April 23, 2022 and bear interest at LIBOR plus 6.0% per annum.	4	13,496,906	12,500,000

Amendment fee converted to senior secured convertible notes dated October 29, 2019, which mature on April 23, 2022 and bear interest at LIBOR plus 6.0% per annum.	-	21,623,561	19,423,593

Senior secured convertible notes dated April 24, 2020, issued to accredited investors, which mature on April 23, 2022 and bear interest at LIBOR plus 6.0% per annum.	IA-1	3,027,003	2,734,282

Senior secured convertible notes dated September 14, 2020, issued to accredited investors, which mature on April 23, 2022 and bear interest at LIBOR plus 6.0% per annum.	IA-2	5,847,933	-

Restatement fee issued in senior secured convertible notes dated March 27, 2020, which mature on April 23, 2022 and bear interest at LIBOR plus 6.0% per annum.	-	9,104,665	8,199,863

Second restatement fee issued in senior secured convertible notes dated July 2, 2020, which mature on April 23, 2022 and bear interest at LIBOR plus 6.0% per annum.	-	2,021,984	-

Third restatement fee issued in senior secured convertible notes dated January 11, 2021, which mature on April 23, 2022 and bear interest at LIBOR plus 6.0% per annum.	-	11,372,828	-

Total Drawn on Senior Secured Convertible Credit Facility		219,827,377	187,431,400

Less Unamortized Debt Discount		(49,005,984)	(21,062,937)

Senior Secured Convertible Credit Facility, Net		$170,821,393	$166,368,463

Schedule of reconciliation senior secured convertible credit facilty

	Tranche 1	Tranche 2	Tranche 3	Tranche 4	Incremental Advance - 1	Incremental Advance - 2	3rd Advance	Amendment Fee Notes	Restatement Fee Notes	2nd Restatement Fee Notes	TOTAL

Balance as of June 29, 2019	$86,855,415	$-	$-	$-	$-	$-	$-	$-	$-	$-	$86,855,415

Cash Additions	-	25,000,000	10,000,000	12,500,000	2,734,282	-	-	-	-	-	50,234,282
Fees Capitalized to Debt Related to Debt Modifications	-	-	-	-	-	-	-	18,750,000	8,199,863	-	26,949,863
Paid-In-Kind Interest Capitalized	7,713,899	1,570,948	288,815	-	-	-	-	673,593	-	-	10,247,255
Equity Component of Debt - New and Amended	6,942,719	(1,137,637)	(172,786)	(11,552,806)	(609,060)	-	-	(511,900)	(1,245,676)	-	(8,287,146)
Cash Paid for Debt Issuance Costs	-	(482,998)	(641,689)	(673,435)	-	-	-	-	-	-	(1,798,122)
Amortization of Debt Discounts	1,321,414	402,374	206,093	12,932	43,318	-	-	52,907	127,878	-	2,166,916

Balance as of June 27, 2020	$102,833,447	$25,352,687	$9,680,433	$286,691	$2,168,540	$-	$-	$18,964,600	$7,082,065	$-	$166,368,463

Cash Additions	-	-	-	-	-	5,420,564	10,937,127	-	-	-	16,357,691
Repayments	(8,000,000)	-	-	-	-	-	-	-	-	-	(8,000,000)
Principal Reallocation	585,058	(3,276)	(1,277)	(404,451)	(340)	(589)	-	(2,395)	(24,084)	(148,646)	-
Fees Capitalized to Debt Related to Debt Modifications	-	-	-	-	-	(468,564)	(937,127)	-	-	-	(1,405,691)
Paid-In-Kind Interest Capitalized	11,925,650	3,012,776	1,166,607	1,401,357	290,061	427,165	435,701	2,202,363	928,886	170,630	21,961,196
Net Effect on Debt from Extinguishment	4,812,996	962,750	497,175	2,167,870	(453,979)	-	-	455,792	630,758	2,000,000	11,073,362
Equity Component Debt - New and Amended	(23,562,662)	(6,147,968)	(2,480,673)	(2,839,499)	(1,296,844)	(3,239,507)	(7,694,405)	(4,337,438)	(4,551,977)	-	(56,150,973)
Cash Paid for Debt Issuance Costs	-	-	-	-	-	(175,000)	(200,000)	-	-	-	(375,000)
Amortization of Debt Discounts	9,306,004	2,089,165	854,194	1,794,998	684,720	1,231,345	1,539,902	1,690,108	1,800,653	1,256	20,992,345

Balance as of June 26, 2021	$97,900,493	$25,266,134	$9,716,459	$2,406,966	$1,392,158	$3,195,414	$4,081,198	$18,973,030	$5,866,301	$2,023,240	$170,821,393